Retirement and Postretirement Benefits (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Non-current assets	$ 8.0	$ 0.0
Current liabilities	(17.8)	0.0
Non-current liabilities	(119.1)	0.0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments	1.2	$ (0.2)	$ (0.9)
Pension Plan [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Non-current assets	8.0
Current liabilities	(0.4)
Non-current liabilities	(35.8)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(28.2)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Unrecognized net actuarial loss (gain)	433.8
Unrecognized prior service cost (credit)	2.7
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	436.5
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gain) loss	94.7
Recognized net actuarial loss	(18.1)
Recognized prior service cost	(0.5)
Defined Benefit Plans, Accumulated Other Comprehensive Income (Loss) Assumed from Separation, before Tax	361.8
Foreign currency translation adjustments	(1.4)
Defined Benefit Plan, Amounts Recognized In Other Comprehensive Income (Loss), before Tax	436.5
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	32.8
Prior service cost (credit)	0.6
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	33.4
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Non-current assets	0.0
Current liabilities	(17.4)
Non-current liabilities	(83.3)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(100.7)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Unrecognized net actuarial loss (gain)	20.0
Unrecognized prior service cost (credit)	3.4
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	23.4
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gain) loss	15.8
Recognized net actuarial loss	0.0
Recognized prior service cost	(0.6)
Defined Benefit Plans, Accumulated Other Comprehensive Income (Loss) Assumed from Separation, before Tax	8.2
Foreign currency translation adjustments	0.0
Defined Benefit Plan, Amounts Recognized In Other Comprehensive Income (Loss), before Tax	23.4
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	0.1
Prior service cost (credit)	1.1
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	$ 1.2